Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	¥ 14,498
Currency translation differences	(822)	¥ 120	¥ 193
At end of the year	26,231	14,498
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	14,498	6,540
Addition	8,271	0
Fair value change	4,094	7,786
Currency translation differences	(632)	172
At end of the year	¥ 26,231	¥ 14,498	¥ 6,540